UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3327

MFS SERIES TRUST XIII

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116
(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: February 28

Date of reporting period: November 30, 2007

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® Diversified Income Fund

11/30/07
Quarterly portfolio holdings

M F S
INVESTMENT MANAGEMENT

MFS Diversified Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 11/30/07

Issuer	Shares/Par	Value ($)
Bonds – 63.0%
Aerospace – 0.4%
Bombardier, Inc., 8%, 2014 (n)	$226,000	$233,910
Hawker Beechcraft Acquisition Co. LLC, 9.75%, 2017 (l)(n)	685,000	691,850
Vought Aircraft Industries, Inc., 8%, 2011	235,000	227,950

		$1,153,710

Agency - Other – 2.4%
Financing Corp., 9.4%, 2018	$3,475,000	$4,818,004
Financing Corp., 10.35%, 2018	1,415,000	2,086,406

		$6,904,410

Apparel Manufacturers – 0.1%
Levi Strauss & Co., 9.75%, 2015	$180,000	$180,675

Automotive – 0.6%
Allison Transmission, Inc., 11%, 2015 (l)(n)	$335,000	$322,438
Ford Motor Credit Co. LLC, 9.75%, 2010	960,000	932,498
General Motors Corp., 8.375%, 2033 (l)	235,000	195,050
TRW Automotive, Inc., 7%, 2014 (n)	285,000	266,475

		$1,716,461

Broadcasting – 2.3%
Allbritton Communications Co., 7.75%, 2012	$1,695,000	$1,678,050
Bonten Media Acquisition Co., 9%, 2015 (n)(p)	285,000	252,225
CanWest MediaWorks LP, 9.25%, 2015 (n)	195,000	189,638
Clear Channel Communications, Inc., 5.5%, 2014	515,000	410,631
Grupo Televisa S.A., 8.5%, 2032	422,000	528,046
Intelsat Bermuda Ltd., 11.25%, 2016	220,000	227,700
ION Media Networks, Inc., FRN, 11.492%, 2013 (n)	455,000	451,588
Lamar Media Corp., 6.625%, 2015	140,000	133,000
Lamar Media Corp., 6.625%, 2015 (z)	140,000	133,000
LBI Media, Inc., 8.5%, 2017 (n)	185,000	178,525
Lin Television Corp., 6.5%, 2013	1,150,000	1,086,750
Local TV Finance LLC, 9.25%, 2015 (n)(p)	445,000	421,638
Nexstar Broadcasting, Inc., 7%, 2014	230,000	213,325
Univision Communications, Inc., 9.75%, 2015 (n)(p)	795,000	739,350

		$6,643,466

Brokerage & Asset Managers – 0.1%
Nuveen Investments, Inc., 10.5%, 2015 (z)	$200,000	$197,500

Building – 0.2%
Nortek Holdings, Inc., 8.5%, 2014	$95,000	$76,950
Ply Gem Industries, Inc., 9%, 2012	580,000	461,100

		$538,050

Business Services – 0.2%
SunGard Data Systems, Inc., 10.25%, 2015	$507,000	$522,210

Cable TV – 0.6%
CCO Holdings LLC, 8.75%, 2013 (l)	$965,000	$943,288
CSC Holdings, Inc., 6.75%, 2012	400,000	375,000
NTL Cable PLC, 9.125%, 2016	200,000	199,000
Videotron Ltee, 6.875%, 2014	180,000	172,350

		$1,689,638

Chemicals – 1.0%
Innophos, Inc., 8.875%, 2014	$615,000	$611,925
Koppers, Inc., 9.875%, 2013	190,000	199,500
Momentive Performance Materials, Inc., 9.75%, 2014 (n)	800,000	742,000

MFS Diversified Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 11/30/07 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Chemicals – continued
Mosaic Co., 7.625%, 2016 (n)	$550,000	$588,500
Nalco Co., 8.875%, 2013	610,000	634,400

		$2,776,325

Computer Software – 0.1%
First Data Corp., 9.875%, 2015 (n)	$285,000	$265,050

Construction – 0.1%
Urbi Desarrollos Urbanos S.A. de C.V., 8.5%, 2016	$200,000	$200,000

Consumer Goods & Services – 0.6%
ACCO Brands Corp., 7.625%, 2015	$95,000	$85,025
Corrections Corp. of America, 6.25%, 2013	180,000	177,750
Jarden Corp., 7.5%, 2017	335,000	301,500
Kar Holdings, Inc., 10%, 2015 (n)	300,000	272,250
Service Corp. International, 7.375%, 2014	125,000	123,750
Service Corp. International, 6.75%, 2015	80,000	77,600
Service Corp. International, 7%, 2017	540,000	508,950
Visant Holding Corp., 8.75%, 2013	271,000	270,323

		$1,817,148

Containers – 0.4%
Crown Americas LLC, 7.625%, 2013	$190,000	$193,800
Greif, Inc., 6.75%, 2017	570,000	540,075
Owens-Brockway Glass Container, Inc., 8.25%, 2013	535,000	553,725

		$1,287,600

Defense Electronics – 0.1%
L-3 Communications Corp., 5.875%, 2015	$450,000	$432,000

Electronics – 0.3%
Flextronics International Ltd., 6.25%, 2014	$480,000	$456,600
Spansion LLC, 11.25%, 2016 (n)	430,000	391,300

		$847,900

Emerging Market Quasi-Sovereign – 3.2%
Codelco, Inc., 5.625%, 2035	$1,645,000	$1,545,443
Gaz Capital S.A., 6.51%, 2022	500,000	482,500
Gazprom International S.A., 6.212%, 2016	1,548,000	1,499,548
Gazprom International S.A., 7.201%, 2020	1,404,926	1,432,199
Gazprom International S.A., 6.51%, 2022 (n)	620,000	595,076
Majapahit Holding B.V., 7.75%, 2016	600,000	594,000
National Power Corp., 6.875%, 2016	300,000	303,750
National Power Corp., 6.875%, 2016 (n)	100,000	101,250
OAO Gazprom, 9.625%, 2013	720,000	822,744
Pemex Project Funding Master Trust, 6.625%, 2035	1,887,000	2,003,103

		$9,379,613

Emerging Market Sovereign – 10.5%
Banque Centrale de Tunisie, 7.375%, 2012	$200,000	$216,760
Federative Republic of Brazil, 6%, 2017	2,274,000	2,322,891
Federative Republic of Brazil, 8%, 2018	1,033,000	1,159,026
Federative Republic of Brazil, 11%, 2040 (l)	332,000	445,876
Republic of Argentina, 7%, 2013 (l)	2,508,000	2,140,021
Republic of Argentina, 8.28%, 2033 (l)	704,701	680,037
Republic of Argentina, FRN, 5.374%, 2012	2,059,375	1,809,145
Republic of Colombia, 7.375%, 2037	550,000	618,750
Republic of Colombia, FRN, 6.677%, 2015	796,000	821,870

MFS Diversified Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 11/30/07 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Emerging Market Sovereign – continued
Republic of Croatia, FRN, 6.125%, 2010	$681,818	$681,818
Republic of El Salvador, 7.65%, 2035	900,000	1,039,500
Republic of El Salvador, 7.65%, 2035 (n)	225,000	259,875
Republic of Indonesia, 8.5%, 2035	1,887,000	2,202,908
Republic of Panama, 9.375%, 2029	1,240,000	1,689,500
Republic of Panama, 6.7%, 2036	816,000	859,248
Republic of Peru, 6.55%, 2037	1,233,000	1,282,320
Republic of Philippines, 9.375%, 2017	460,000	558,900
Republic of Philippines, 7.75%, 2031	1,150,000	1,299,500
Republic of South Africa, 5.875%, 2022	950,000	953,420
Republic of Turkey, 9.5%, 2014	300,000	352,500
Republic of Turkey, 7%, 2016 (l)	150,000	157,500
Republic of Turkey, 7.375%, 2025	297,000	315,934
Republic of Turkey, 8%, 2034	85,000	95,200
Republic of Turkey, 6.875%, 2036	1,150,000	1,129,875
Republic of Uruguay, 9.25%, 2017	880,000	1,053,800
Republic of Uruguay, 8%, 2022	398,000	447,750
Republic of Venezuela, 8.5%, 2014	1,307,000	1,228,580
Republic of Venezuela, 7%, 2018	206,000	172,731
Republica Orient Uruguay, 7.625%, 2036	700,000	768,250
Russian Federation, 3%, 2008	1,487,000	1,471,208
United Mexican States, 8.3%, 2031	470,000	613,961
United Mexican States, 6.75%, 2034	1,335,000	1,493,865

		$30,342,519

Energy - Independent – 1.1%
Chaparral Energy, Inc., 8.875%, 2017 (n)	$650,000	$578,500
Chesapeake Energy Corp., 6.875%, 2016	515,000	505,988
Forest Oil Corp., 7.25%, 2019 (n)	210,000	207,900
Hilcorp Energy I LP, 7.75%, 2015 (n)	95,000	91,913
Hilcorp Energy I LP, 9%, 2016 (n)	455,000	464,100
Mariner Energy, Inc., 8%, 2017	345,000	326,025
OPTI Canada, Inc., 8.25%, 2014 (l)(n)	165,000	162,525
Plains Exploration & Production Co., 7%, 2017	520,000	494,000
Quicksilver Resources, Inc., 7.125%, 2016	220,000	212,300

		$3,043,251

Energy - Integrated – 0.5%
Petroleum Co. of Trinidad & Tobago Ltd., 6%, 2022 (n)	$746,000	$746,000
TNK-BP Finance S.A., 7.5%, 2016	700,000	676,480
TNK-BP Finance S.A., 7.5%, 2016 (n)	14,000	13,530

		$1,436,010

Financial Institutions – 0.3%
General Motors Acceptance Corp., 6.875%, 2011	$612,000	$534,706
Residential Capital LLC, 7.625%, 2008	530,000	413,400
Residential Capital LLC, 8%, 2012	36,000	23,400

		$971,506

Food & Beverages – 0.3%
ARAMARK Corp., 8.5%, 2015	$485,000	$486,819
Del Monte Corp., 6.75%, 2015	300,000	282,000

		$768,819

Forest & Paper Products – 0.3%
Buckeye Technologies, Inc., 8%, 2010	$434,000	$432,915
Canada Paper Corp., 8.625%, 2011	90,000	74,700

MFS Diversified Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 11/30/07 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Forest & Paper Products – continued
Millar Western Forest Products, Ltd., 7.75%, 2013	$585,000	$434,363

		$941,978

Gaming & Lodging – 1.1%
Fontainebleau Las Vegas Holdings LLC, 10.25%, 2015 (n)	$630,000	$557,550
Harrah’s Operating Co., Inc., 5.75%, 2017	750,000	536,250
Isle of Capri Casinos, Inc., 7%, 2014	500,000	427,500
MGM Mirage, Inc., 6.75%, 2013	750,000	723,750
MGM Mirage, Inc., 7.5%, 2016	145,000	142,463
Station Casinos, Inc., 6.5%, 2014	520,000	421,200
Tropicana Entertainment LLC, 9.625%, 2014 (l)	330,000	229,350

		$3,038,063

Industrial – 0.3%
Blount, Inc., 8.875%, 2012	$325,000	$325,000
Cii Carbon LLC, 11.125%, 2015 (z)	600,000	591,000
Wesco Distribution, Inc., 7.5%, 2017	70,000	64,400

		$980,400

Insurance - Health – 0.1%
Centene Corp., 7.25%, 2014	$210,000	$204,750

Insurance - Property & Casualty – 0.1%
USI Holdings Corp., 9.75%, 2015 (n)	$280,000	$233,800

Medical & Health Technology & Services – 1.4%
Advanced Medical Optics, Inc., 7.5%, 2017	$100,000	$91,000
Community Health Systems, Inc., 8.875%, 2015	460,000	464,600
Cooper Cos., Inc., 7.125%, 2015	310,000	300,700
DaVita, Inc., 7.25%, 2015	720,000	700,200
HCA, Inc., 6.375%, 2015	395,000	327,850
HCA, Inc., 9.25%, 2016	275,000	284,625
LVB Acquisition Merger Sub, Inc., 10%, 2017 (n)	660,000	667,425
LVB Acquisition Merger Sub, Inc., 11.625%, 2017 (n)	75,000	73,969
Psychiatric Solutions, Inc., 7.75%, 2015	190,000	185,250
U.S. Oncology, Inc., 10.75%, 2014	450,000	441,000
Universal Hospital Services, Inc., 8.5%, 2015 (n)(p)	205,000	205,000
Universal Hospital Services, Inc., FRN, 8.759%, 2015 (n)	65,000	64,025
VWR Funding, Inc., 10.25%, 2015 (n)	155,000	146,475

		$3,952,119

Metals & Mining – 1.1%
FMG Finance Ltd., 10.625%, 2016 (n)	$790,000	$908,500
Foundation PA Coal Co., 7.25%, 2014	100,000	96,250
Freeport-McMoRan Copper & Gold, Inc., 8.25%, 2015	135,000	144,113
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 2017	580,000	626,400
Freeport-McMoRan Copper & Gold, Inc., FRN, 8.394%, 2015	125,000	127,188
Peabody Energy Corp., 7.375%, 2016	105,000	107,625
Peabody Energy Corp., “B”, 6.875%, 2013	540,000	541,350
PNA Group, Inc., 10.75%, 2016	500,000	480,000
Ryerson, Inc., 12%, 2015 (n)	120,000	117,750

		$3,149,176

Mortgage Backed – 11.4%
Fannie Mae, 5.972%, 2008	$100,147	$100,264

MFS Diversified Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 11/30/07 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage Backed – continued
Fannie Mae, 4.374%, 2013	$133,889	$132,416
Fannie Mae, 4.495%, 2013	187,186	185,390
Fannie Mae, 4.51%, 2013	124,488	124,015
Fannie Mae, 5.369%, 2013	98,000	101,636
Fannie Mae, 4.56%, 2014 - 2015	215,952	214,326
Fannie Mae, 4.76%, 2014	97,152	97,462
Fannie Mae, 4.88%, 2014	105,013	105,652
Fannie Mae, 4.935%, 2014	170,197	172,093
Fannie Mae, 4.991%, 2014	176,176	177,671
Fannie Mae, 5.033%, 2014	320,193	322,951
Fannie Mae, 4.6%, 2015	29,033	28,822
Fannie Mae, 4.69%, 2015	202,827	202,875
Fannie Mae, 4.7%, 2015	62,595	62,618
Fannie Mae, 4.78%, 2015	86,133	86,422
Fannie Mae, 4.79%, 2015	129,410	129,145
Fannie Mae, 4.85%, 2015	186,613	188,276
Fannie Mae, 4.856%, 2015	156,882	156,670
Fannie Mae, 4.925%, 2015	154,160	155,390
Fannie Mae, 4.97%, 2015	193,743	194,787
Fannie Mae, 5.022%, 2015	170,697	172,487
Fannie Mae, 5.034%, 2015	113,485	114,982
Fannie Mae, 5.09%, 2016	68,447	69,770
Fannie Mae, 5.259%, 2016	75,000	76,332
Fannie Mae, 5.423%, 2016	34,297	35,486
Fannie Mae, 5.574%, 2016	112,701	115,591
Fannie Mae, 5.93%, 2016	122,633	130,383
Fannie Mae, 6.039%, 2016	72,828	76,854
Fannie Mae, 4.996%, 2017	283,548	286,724
Fannie Mae, 5.218%, 2017	70,000	71,060
Fannie Mae, 5.228%, 2017	110,000	111,729
Fannie Mae, 5.32%, 2017	116,419	119,274
Fannie Mae, 5.456%, 2017	115,000	118,323
Fannie Mae, 5.476%, 2017	168,992	174,060
Fannie Mae, 5.5%, 2017 - 2037	10,964,085	11,001,999
Fannie Mae, 5.559%, 2017	109,362	113,178
Fannie Mae, 5.631%, 2017	113,237	117,688
Fannie Mae, 5.724%, 2017	190,000	198,534
Fannie Mae, 6%, 2017 - 2037	4,054,892	4,128,379
Fannie Mae, 6.5%, 2017 - 2037	362,328	372,978
Fannie Mae, 4.5%, 2018 - 2020	2,060,237	2,030,954
Fannie Mae, 5.19%, 2020	100,558	101,667
Fannie Mae, 5.35%, 2023	100,292	100,990
Fannie Mae, 5%, 2025 - 2027	1,882,207	1,878,498
Freddie Mac, 4.5%, 2015 - 2021	146,928	146,330
Freddie Mac, 6%, 2017 - 2037	688,386	699,490
Freddie Mac, 5%, 2018 - 2027	3,462,310	3,469,602
Freddie Mac, 4%, 2024	257,368	255,238
Freddie Mac, 5.5%, 2024 - 2035	1,207,485	1,215,744
Freddie Mac, 6.5%, 2037	1,502,035	1,544,442
Ginnie Mae, 5.5%, 2033	946,493	960,823

		$32,948,470

Municipals – 0.3%
California Educational Facilities Authority Rev. (Stanford University), “T-1”, 5%, 2039	$585,000	$652,854

MFS Diversified Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 11/30/07 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Municipals – continued
Clark County Nevada School District, 5%, 2017	$500,000	$548,000
Minnesota Public Facilities Authority Rev., Water Pollution Control, “B”, 5%, 2018	310,000	343,514

		$1,544,368

Natural Gas - Distribution – 0.4%
AmeriGas Partners LP, 7.125%, 2016	$300,000	$288,000
Inergy LP, 6.875%, 2014	820,000	791,300

		$1,079,300

Natural Gas - Pipeline – 1.0%
Deutsche Bank (El Paso Performance-Linked Trust, CLN), 7.75%, 2011 (n)	$450,000	$471,254
El Paso Corp., 7.75%, 2032	860,000	859,144
Intergas Finance B.V., 6.375%, 2017 (n)	173,000	151,591
Williams Cos., Inc., 8.75%, 2032	1,000,000	1,207,500
Williams Partners LP, 7.25%, 2017	175,000	179,375

		$2,868,864

Network & Telecom – 0.4%
Cincinnati Bell, Inc., 8.375%, 2014	$55,000	$53,213
Citizens Communications Co., 9.25%, 2011	250,000	270,625
Nordic Telephone Co. Holdings, 8.875%, 2016 (n)	195,000	197,925
Qwest Capital Funding, Inc., 7.25%, 2011	235,000	232,063
Windstream Corp., 8.625%, 2016	420,000	435,750

		$1,189,576

Other Banks & Diversified Financials – 0.8%
Banco BMG S.A., 9.15%, 2016	$300,000	$307,500
Banco do Estado de Sao Paulo S.A., 8.7%, 2049	180,000	184,950
Banco do Estado de Sao Paulo S.A., 8.7%, 2049 (n)	48,000	49,320
RSHB Capital S.A., 7.175%, 2013	748,000	771,338
RSHB Capital S.A., 6.299%, 2017 (l)	500,000	469,200
Russian Standard Finance S.A., 8.625%, 2011	375,000	327,863
VTB Capital S.A., 7.5%, 2011	54,000	55,742
VTB Capital S.A., 6.609%, 2012 (z)	108,000	107,028

		$2,272,941

Precious Metals & Minerals – 0.6%
Alrosa Finance S.A., 8.875%, 2014	$1,700,000	$1,832,498

Printing & Publishing – 0.7%
American Media Operations, Inc., 10.25%, 2009 (l)	$405,000	$360,450
Dex Media, Inc., 0% to 2008, 9% to 2013	250,000	229,375
Idearc, Inc., 8%, 2016	685,000	640,475
Nielsen Finance LLC, 0% to 2011, 12.5% to 2016	515,000	356,638
R.H. Donnelley Corp., 8.875%, 2016	530,000	500,850

		$2,087,788

Retailers – 0.2%
Couche-Tard, Inc., 7.5%, 2013	$645,000	$638,550
Rite Aid Corp., 7.5%, 2017	95,000	85,500

		$724,050

Specialty Stores – 0.1%
Michaels Stores, Inc., 10%, 2014	$190,000	$187,150
Payless ShoeSource, Inc., 8.25%, 2013	170,000	158,100

		$345,250

Supermarkets – 0.1%
Stater Brothers Holdings, Inc., 7.75%, 2015	$230,000	$223,100

MFS Diversified Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 11/30/07 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Supermarkets – continued
SUPERVALU, Inc., 7.5%, 2014	$185,000	$191,013

		$414,113

Telecommunications - Wireless – 0.4%
Alltel Corp., 7%, 2012	$263,000	$228,793
American Tower Corp., 7%, 2017 (n)	135,000	137,363
MetroPCS Wireless, Inc., 9.25%, 2014	200,000	189,500
UBS Luxembourg S.A., 8.25%, 2016	300,000	303,810
Wind Acquisition Finance S.A., 10.75%, 2015 (n)	375,000	405,000

		$1,264,466

Transportation - Services – 0.2%
Hertz Corp., 8.875%, 2014	$595,000	$595,000

U.S. Government Agencies – 3.5%
Fannie Mae, 4.625%, 2013 (l)	$2,581,000	$2,643,458
Fannie Mae, 7.125%, 2030	1,234,000	1,565,182
Freddie Mac, 4.625%, 2008 (l)	2,336,000	2,349,668
Freddie Mac, 5.4%, 2009	2,522,000	2,544,088
Small Business Administration, 6.34%, 2021	448,285	472,223
Small Business Administration, 6.07%, 2022	387,683	412,634

		$9,987,253

U.S. Treasury Obligations – 11.4% (l)
U.S. Treasury Bonds, 9.25%, 2016	$576,000	$790,515
U.S. Treasury Bonds, 6.75%, 2026	2,900,000	3,740,548
U.S. Treasury Bonds, 5%, 2037	500,000	549,063
U.S. Treasury Notes, 6.5%, 2010	53,000	56,822
U.S. Treasury Notes, 5.125%, 2011 (f)	14,661,000	15,607,089
U.S. Treasury Notes, 4.25%, 2013	1,960,000	2,034,572
U.S. Treasury Notes, 4%, 2014	304,000	310,911
U.S. Treasury Notes, 5.125%, 2016	8,889,000	9,644,565
U.S. Treasury Notes, TIPS, 2.375%, 2017	288,469	306,634

		$33,040,719

Utilities - Electric Power – 1.5%
AES Corp., 9.375%, 2010	$30,000	$31,238
Dynegy Holdings, Inc., 7.5%, 2015	85,000	78,200
Edison Mission Energy, 7%, 2017	845,000	809,088
Intergen N.V., 9%, 2017 (n)	155,000	162,750
ISA Capital do Brasil S.A., 8.8%, 2017	600,000	618,000
Mirant Americas Generation LLC, 8.3%, 2011	600,000	598,500
Mirant North American LLC, 7.375%, 2013	135,000	135,338
NRG Energy, Inc., 7.375%, 2016	795,000	779,100
Reliant Energy, Inc., 6.75%, 2014	440,000	438,900
Reliant Energy, Inc., 7.875%, 2017	585,000	566,719
Sierra Pacific Resources, 8.625%, 2014	35,000	37,275

		$4,255,108

Total Bonds		$182,063,911

Common Stocks – 32.3%
Aerospace – 0.7%
Lockheed Martin Corp.	6,180	$683,941
Northrop Grumman Corp.	16,306	1,284,750

		$1,968,691

MFS Diversified Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 11/30/07 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Automotive – 0.1%
General Motors Corp.	6,820	$203,441

Biotechnology – 0.2%
Amgen, Inc. (a)	8,880	$490,620

Broadcasting – 0.1%
Walt Disney Co.	13,499	$447,492

Brokerage & Asset Managers – 0.5%
Goldman Sachs Group, Inc.	700	$158,648
Lehman Brothers Holdings, Inc.	1,862	116,617
Merrill Lynch & Co., Inc.	4,310	258,341
Morgan Stanley	20,150	1,062,308

		$1,595,914

Chemicals – 0.4%
Dow Chemical Co.	15,264	$640,172
PPG Industries, Inc.	7,210	494,894

		$1,135,066

Computer Software – 0.1%
McAfee, Inc. (a)	3,733	$145,400

Computer Software - Systems – 0.3%
International Business Machines Corp.	8,900	$936,102

Consumer Goods & Services – 0.1%
Kimberly-Clark Corp.	1,903	$132,848
Procter & Gamble Co.	2,420	179,080

		$311,928

Electrical Equipment – 0.3%
General Electric Co.	13,510	$517,298
Rockwell Automation, Inc.	1,967	133,540
Tyco International Ltd. (a)	6,880	276,094

		$926,932

Electronics – 0.2%
Amkor Technology, Inc. (a)	31,120	$256,429
Intel Corp.	13,500	352,080

		$608,509

Energy - Integrated – 2.6%
Chevron Corp.	28,100	$2,466,337
ConocoPhillips	1,940	155,278
Exxon Mobil Corp.	38,650	3,446,034
Hess Corp.	12,140	864,611
Marathon Oil Corp.	11,460	640,614

		$7,572,874

Food & Beverages – 0.3%
General Mills, Inc.	10,427	$627,184
SYSCO Corp.	3,430	111,509

		$738,693

Food & Drug Stores – 0.2%
Kroger Co.	15,980	$459,425

Gaming & Lodging – 0.1%
Penn National Gaming, Inc. (a)	2,900	$172,695
Royal Caribbean Cruises Ltd.	6,160	249,850

		$422,545

MFS Diversified Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 11/30/07 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
General Merchandise – 0.4%
Macy’s, Inc.	21,485	$637,030
Wal-Mart Stores, Inc.	8,680	415,772

		$1,052,802

Health Maintenance Organizations – 0.2%
Aetna Inc.	5,500	$307,340
Coventry Health Care, Inc. (a)	4,920	284,770

		$592,110

Insurance – 1.7%
Ace Ltd.	3,737	$223,585
Allstate Corp.	7,310	373,687
Endurance Specialty Holdings Ltd.	13,720	554,151
Hartford Financial Services Group, Inc.	5,250	500,430
IPC Holdings Ltd.	13,510	399,356
MetLife, Inc.	16,590	1,088,138
Travelers Cos., Inc.	26,380	1,401,042
XL Capital Ltd., “A”	5,860	342,986

		$4,883,375

Machinery & Tools – 0.8%
Commercial Metals Co.	7,690	$237,698
Eaton Corp.	10,500	937,755
Timken Co.	34,939	1,114,205

		$2,289,658

Major Banks – 2.0%
Bank of America Corp.	56,151	$2,590,246
JPMorgan Chase & Co.	47,600	2,171,512
PNC Financial Services Group, Inc.	7,360	538,826
Regions Financial Corp.	16,019	423,382

		$5,723,966

Medical & Health Technology & Services – 0.6%
Tenet Healthcare Corp. (a)	292,015	$1,609,003

Metals & Mining – 0.4%
Freeport-McMoRan Copper & Gold, Inc.	4,350	$430,346
Nucor Corp.	7,130	422,167
Southern Copper Corp. (l)	2,990	330,844

		$1,183,357

Natural Gas - Distribution – 0.2%
Energen Corp.	7,520	$479,325

Natural Gas - Pipeline – 0.1%
El Paso Corp.	17,940	$288,475
Williams Cos., Inc.	4,420	153,418

		$441,893

Other Banks & Diversified Financials – 1.2%
CIT Group, Inc.	6,620	$176,092
Citigroup, Inc.	51,573	1,717,381
Countrywide Financial Corp. (l)	35,979	389,293
Fannie Mae	9,050	347,701
Freddie Mac	12,190	427,503
New York Community Bancorp, Inc.	25,200	468,972

		$3,526,942

MFS Diversified Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 11/30/07 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Pharmaceuticals – 1.4%
Bristol-Myers Squibb Co.	6,100	$180,743
Eli Lilly & Co.	2,342	124,009
Johnson & Johnson	16,380	1,109,581
Merck & Co., Inc.	19,323	1,147,013
Pfizer, Inc.	47,740	1,134,302
Wyeth	5,870	288,217

		$3,983,865

Printing & Publishing – 0.1%
Deluxe Corp.	7,750	$244,823

Railroad & Shipping – 0.2%
Frontline Ltd. (a)(l)	10,200	$474,810

Real Estate – 13.5%
Alexandria Real Estate Equities, Inc., REIT	18,056	$1,773,641
AvalonBay Communities, Inc., REIT	11,342	1,127,848
BRE Properties, Inc., REIT (l)	26,969	1,201,469
Developers Diversified Realty Corp., REIT	30,111	1,337,230
Douglas Emmett, Inc., REIT	12,835	308,168
EastGroup Properties, Inc., REIT	27,713	1,278,401
Equity Residential, REIT	25,659	954,771
General Growth Properties, Inc., REIT	28,141	1,306,868
GMH Communities Trust, REIT	179,817	1,050,131
HCP, Inc. (l)	36,722	1,228,351
Highwoods Properties, Inc., REIT	44,776	1,420,742
Host Hotels & Resorts, Inc., REIT	52,282	1,003,292
Kimco Realty Corp., REIT	43,727	1,726,779
Lexington Corporate Properties Trust, REIT (l)	93,335	1,651,096
Macerich Co., REIT	24,873	1,931,388
Medical Properties Trust, Inc., REIT (l)	99,270	1,113,809
Nationwide Health Properties, Inc., REIT	33,441	1,046,034
Pennsylvania Real Estate Investment Trust, REIT (l)	54,837	1,893,522
Plum Creek Timber Co., Inc., REIT	45,672	2,117,811
ProLogis, REIT	33,886	2,216,822
Public Storage, Inc., REIT	14,733	1,139,450
Regency Centers Corp., REIT	17,715	1,176,985
Simon Property Group, Inc., REIT	30,417	2,994,554
SL Green Realty Corp., REIT	17,271	1,794,457
Ventas, Inc., REIT	60,339	2,630,780
Vornado Realty Trust, REIT	18,719	1,684,710

		$39,109,109

Restaurants – 0.2%
Darden Restaurants, Inc.	15,060	$599,237

Specialty Stores – 0.1%
RadioShack Corp. (l)	17,000	$314,500

Telephone Services – 1.3%
AT&T, Inc.	25,370	$969,388
Citizens Communications Co.	11,780	152,904
Embarq Corp.	19,639	1,000,607
Qwest Communications International, Inc. (a)	89,790	595,308
Verizon Communications, Inc.	22,760	983,460

		$3,701,667

MFS Diversified Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 11/30/07 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Tobacco – 0.6%
Altria Group, Inc.	19,730	$1,530,259
Reynolds American, Inc.	2,978	208,520

		$1,738,779

Utilities - Electric Power – 1.1%
Duke Energy Corp. (a)	17,420	$344,742
Edison International	14,110	789,878
FirstEnergy Corp.	10,980	752,789
FPL Group, Inc.	2,990	208,582
NRG Energy, Inc. (a)	20,340	862,213
Public Service Enterprise Group, Inc.	3,590	343,707

		$3,301,911

Total Common Stocks		$93,214,764

Floating Rate Loans – 2.3% (g)(r)
Aerospace – 0.1%
Hawker Beechcraft ACQ CO, Letter of Credit, 5.26%, 2014	$7,867	$7,516
Hawker Beechcraft ACQ CO, Term Loan B, 7.17%, 2014	192,890	184,291

		$191,807

Automotive – 0.5%
Allison Transmission, Term Loan B, 8.17%, 2014	$107,090	$99,727
Ford Motor Co., Term Loan B, 8.7%, 2031	795,854	742,134
Goodyear Tire & Rubber, Second Lien Term Loan, 6.43%, 2014	398,675	373,509
Mark IV Industries, Inc., Second Lien Term Loan, 10.98%, 2011	300,597	284,064

		$1,499,434

Broadcasting – 0.2%
Gray Television, Inc., Term Loan B, 6.73%, 2014	$142,139	$133,729
Univision Communications, Inc., Term Loan B, 7.21%, 2014 (o)	701,057	642,168

		$775,897

Building – 0.1%
Building Materials Corp., Second Lien Term Loan, 10.56%, 2014 (o)	$319,832	$229,213

Cable TV – 0.2%
Charter Communications, Term Loan, 6.99%, 2014	$316,075	$294,093
CSC Holdings, Inc., Term Loan B, 6.42%, 2013	198,769	188,147
MCC Iowa Mediacom Broadband LLC, Term Loan A, 6.22%, 2012	181,685	170,027

		$652,267

Chemicals – 0.1%
Celanese AG, Term Loan, 6.98%, 2011	$328,633	$314,373

Computer Software – 0.2%
First Data Corp., Term Loan B-2, 7.96%, 2014	$538,223	$509,210

Food & Beverages – 0.2%
Dean Foods, Term Loan B, 6.7%, 2014	$591,065	$560,937

Forest & Paper Products – 0.1%
Georgia-Pacific Corp., Term Loan, 7.37%, 2049	$156,742	$148,693
Georgia-Pacific Corp., Term Loan B-2, 7.37%, 2049	19,553	18,549

		$167,242

Medical & Health Technology & Services – 0.3%
Advanced Medical Optics, Inc., Term Loan B, 6.86%, 2014 (o)	$124,990	$118,584
Community Health Systems, Term Loan, 7.07%, 2014	200,576	191,634
HCA, Inc., Term Loan B, 7.45%, 2013	624,838	597,668

		$907,886

MFS Diversified Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 11/30/07 - continued

Issuer	Shares/Par	Value ($)
Floating Rate Loans(g)(r) – continued
Natural Gas - Pipeline – 0.1%
Kinder Morgan, Inc., Term Loan B, 6.33%, 2014	$210,872	$200,117

Pollution Control – 0.1%
Allied Waste North America, Inc., Letter of Credit, 5.32%, 2014	$105,487	$100,652
Allied Waste North America, Inc., Term Loan B, 6.6%, 2014	181,232	172,926

		$273,578

Specialty Stores – 0.1%
Michaels Stores, Inc., Term Loan B, 7.61%, 2013	$284,690	$261,203

Total Floating Rate Loans		$6,543,164

Money Market Funds (v) – 2.9%
MFS Institutional Money Market Portfolio, 5.03%, at Net Asset Value	$8,384,110	$8,384,110

Collateral for Securities Loaned – 7.5%
Citigroup Global Market, Inc. Repurchase Agreement, 4.56%, dated 11/30/07, due 12/03/07, total to be received $10,003,800 (secured by U.S. Treasury and Federal Agency obligations and Mortgage Backed securities in a jointly traded account)	10,000,000	$10,000,000
Morgan Stanley Repurchase Agreement, 4.59%, dated 11/30/07, due 12/03/07, total to be received $ 11,690,156 (secured by U.S. Treasury and Federal Agency obligations and Mortgage Backed securities in a jointly traded account)	11,685,686	11,685,686

Total Collateral for Securities Loaned		$21,685,686

Total Investments(k)		$311,891,635

Issue/Expiration Month/Strike Price	Number of Contracts	Value ($)
Call Options Written – 0.0%
Citigroup, Inc. – December 07 @ $22 (a)	$(192)	$(3,264)
Other Assets, Less Liabilities – (8.0)%		(23,085,890)

Net Assets – 100.0%		$288,802,481

(a)	Non-income producing security.

(f)	All or a portion of the security has been segregated as collateral for an open futures contract.

(g)	The rate shown represents a weighted average coupon rate on settled positions at period end.

(k)	As of November 30, 2007, the fund held securities fair valued in accordance with the policies adopted by the Board of Trustees, aggregating $181,663,970 and 58.25% of market value. An independent pricing service provided an evaluated bid for 54.20% of the market value.

(l)	All or a portion of this security is on loan.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $13,777,103, representing 4.8% of net assets.

(o)	All or a portion of this position has not settled. Upon settlement date, interest rates will be determined.

(p)	Payment-in-kind security.

(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.

(v)	Affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Acquisition Cost	Current Market Value
Cii Carbon LLC, 11.125%, 2015	11/01/07	$600,000	$591,000
Lamar Media Corp., 6.625%, 2015	11/15/07	133,369	133,000
Nuveen Investments, Inc., 10.5%, 2015	10/31/07	200,000	197,500
VTB Capital S.A., 6.609%, 2012	10/25/07	108,000	107,028

Total Restricted Securities			$1,028,528

MFS Diversified Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 11/30/07 - continued

% of Net Assets	0.4%

The following abbreviations are used in this report and are defined:

FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS Diversified Income Fund

Supplemental Information (Unaudited) 11/30/07

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$318,158,853

Gross unrealized appreciation	$7,596,169
Gross unrealized depreciation	(13,863,387)

Net unrealized appreciation (depreciation)	$(6,267,218)

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) Securities Lending Collateral

At November 30, 2007, the value of securities loaned was $46,191,185. These loans were collateralized by cash of $21,685,686 and U.S. Treasury obligations of $25,564,249.

(3) Unfunded Loan Commitments

As of November 30, 2007, the portfolio had unfunded loan commitments of $37,570, which could be extended at the option of the borrower, pursuant to the following loan agreements:

Borrower	Unfunded Loan Commitment	Unrealized Appreciation (Depreciation)
Community Health Systems, Term Loan B, 2014	$13,228	$(590)
Univision Communications, Inc., Delay Draw Term Loan B, 2014	24,342	23

	$37,570	$(567)

At November 30, 2007, the fund had sufficient cash and/or other liquid securities to cover any commitments under these contracts.

(4) Financial Instruments

Futures contracts outstanding at 11/30/07

Description	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
U.S. Treasury Note 10 yr (Short)	34	$3,848,906	Mar-08	$2,006

At November 30, 2007, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

MFS Diversified Income Fund

Supplemental Information (Unaudited) 11/30/07 - continued

(5) Transactions in Underlying Funds - Affliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds:	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	—	114,797,793	(106,413,683)	8,384,110

Underlying Funds:	Realized Gain (Loss)	Capital Gain Distributions from Underlying Funds	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$331,634	$8,384,110

MFS® Government Securities Fund

11/30/07
Quarterly portfolio holdings

MFS® INVESTMENT MANAGEMENT

MFS Government Securities Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 11/30/07

Issuer	Shares/Par	Value ($)
Bonds – 98.4%
Agency - Other – 6.9%
Financing Corp., 10.7%, 2017	$14,360,000	$21,269,156
Financing Corp., 9.4%, 2018	11,750,000	16,291,093
Financing Corp., 9.8%, 2018	14,975,000	21,296,532
Financing Corp., 10.35%, 2018	15,165,000	22,360,671
Financing Corp., STRIPS, 0%, 2017	18,780,000	12,037,398

		$93,254,850

Mortgage Backed – 52.1%
Fannie Mae, 4.35%, 2013	$912,530	$903,776
Fannie Mae, 4.374%, 2013	2,543,882	2,515,913
Fannie Mae, 4.5%, 2019	47,549,202	46,852,444
Fannie Mae, 4.543%, 2013	1,454,314	1,450,000
Fannie Mae, 4.548%, 2014	3,523,321	3,497,826
Fannie Mae, 4.56%, 2015	2,349,976	2,332,294
Fannie Mae, 4.6%, 2014	1,819,435	1,818,873
Fannie Mae, 4.62%, 2015	3,358,481	3,347,889
Fannie Mae, 4.665%, 2015	1,586,360	1,583,876
Fannie Mae, 4.666%, 2014	6,373,388	6,352,485
Fannie Mae, 4.69%, 2015	1,292,905	1,293,206
Fannie Mae, 4.7%, 2015	1,820,070	1,820,731
Fannie Mae, 4.73%, 2012	2,782,239	2,808,261
Fannie Mae, 4.74%, 2015	1,794,836	1,788,401
Fannie Mae, 4.77%, 2014	1,567,907	1,570,499
Fannie Mae, 4.78%, 2015	1,957,824	1,964,408
Fannie Mae, 4.786%, 2012	786,091	792,784
Fannie Mae, 4.79%, 2012 - 2015	13,274,086	13,365,319
Fannie Mae, 4.81%, 2015	1,685,567	1,694,646
Fannie Mae, 4.815%, 2015	1,968,000	1,967,326
Fannie Mae, 4.82%, 2014 - 2015	6,598,094	6,625,488
Fannie Mae, 4.839%, 2014	9,930,184	9,996,312
Fannie Mae, 4.845%, 2013	3,771,551	3,803,925
Fannie Mae, 4.85%, 2015	1,445,293	1,458,167
Fannie Mae, 4.87%, 2015	1,379,387	1,391,707
Fannie Mae, 4.871%, 2014	5,687,657	5,736,640
Fannie Mae, 4.88%, 2020	1,312,207	1,316,654
Fannie Mae, 4.89%, 2015	1,276,825	1,290,462
Fannie Mae, 4.92%, 2014	1,297,246	1,311,030
Fannie Mae, 4.925%, 2015	5,372,156	5,415,035
Fannie Mae, 4.935%, 2014	790,471	799,277
Fannie Mae, 4.996%, 2017	4,505,060	4,555,534
Fannie Mae, 5%, 2013 - 2027	51,859,666	51,952,421
Fannie Mae, 5.05%, 2017	1,897,000	1,925,732
Fannie Mae, 5.06%, 2013 - 2017	2,896,137	2,939,786
Fannie Mae, 5.09%, 2016	600,000	610,656
Fannie Mae, 5.1%, 2014	1,978,446	2,022,618
Fannie Mae, 5.19%, 2020	1,554,343	1,571,478
Fannie Mae, 5.3%, 2017	795,256	819,108
Fannie Mae, 5.369%, 2013	1,959,999	2,032,715
Fannie Mae, 5.38%, 2017	2,097,763	2,170,957
Fannie Mae, 5.423%, 2016	2,972,091	3,075,158
Fannie Mae, 5.471%, 2015	2,473,712	2,567,067
Fannie Mae, 5.5%, 2017 - 2035	196,776,338	197,812,328
Fannie Mae, 5.78%, 2008	3,197,286	3,201,013
Fannie Mae, 6%, 2017 - 2037	67,275,368	68,525,938

1

MFS Government Securities Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 11/30/07 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage Backed – continued
Fannie Mae, 6.5%, 2016 - 2036	$25,963,796	$26,806,023
Fannie Mae, 7.5%, 2024 - 2031	625,279	668,445
Freddie Mac, 3.75%, 2024	2,630,141	2,600,967
Freddie Mac, 4%, 2024	2,524,844	2,503,947
Freddie Mac, 4.375%, 2015	6,651,485	6,566,685
Freddie Mac, 4.5%, 2013 - 2021	7,473,295	7,449,591
Freddie Mac, 5%, 2016 - 2027	51,122,917	51,205,040
Freddie Mac, 5.5%, 2024 - 2035	48,708,320	48,810,199
Freddie Mac, 6%, 2017 - 2037	30,251,735	30,769,386
Freddie Mac, 6.5%, 2016 - 2037	13,113,759	13,489,695
Ginnie Mae, 5.5%, 2033 - 2034	24,729,698	25,092,732

		$700,610,873

Municipals – 2.0%
California Educational Facilities Authority Rev. (Stanford University), “T-1”, 5%, 2039	$12,420,000	$13,860,596
Clark County Nevada School District, 5%, 2017	9,115,000	9,990,040
Minnesota Public Facilities Authority Rev., Water Pollution Control, “B”, 5%, 2018	2,325,000	2,576,356

		$26,426,992

U.S. Government Agencies – 13.2%
Aid-Egypt, 4.45%, 2015	$7,118,000	$7,145,475
Empresa Energetica Cornito Ltd., 6.07%, 2010	4,600,000	4,795,776
Fannie Mae, 3.125%, 2007	25,000,000	24,989,200
Farmer Mac, 5.5%, 2011 (n)	11,110,000	11,708,829
Federal Home Loan Bank, 4.625%, 2008	34,255,000	34,265,790
Federal Home Loan Bank, 5%, 2008	15,000,000	15,047,085
Freddie Mac, 6.625%, 2009	11,515,000	12,086,409
Small Business Administration, 4.77%, 2024	4,962,531	5,003,031
Small Business Administration, 4.86%, 2024 - 2025	8,378,315	8,475,736
Small Business Administration, 4.88%, 2024	2,889,813	2,924,439
Small Business Administration, 4.89%, 2023	6,218,920	6,311,665
Small Business Administration, 4.98%, 2023	2,330,501	2,371,376
Small Business Administration, 4.99%, 2024	4,401,861	4,478,748
Small Business Administration, 5.11%, 2025	4,400,488	4,478,632
Small Business Administration, 5.52%, 2024	3,820,421	3,973,649
Small Business Administration, 6.07%, 2022	2,813,474	2,994,545
Small Business Administration, 6.34%, 2021	2,913,853	3,069,449
Small Business Administration, 6.35%, 2021	2,608,394	2,746,320
Small Business Administration, 6.44%, 2021	2,878,222	3,038,423
Small Business Administration, 6.625%, 2021	3,000,970	3,223,748
Small Business Administration, 8.625%, 2011	107,277	108,714
Small Business Administration, 8.8%, 2011	78,419	79,827
Small Business Administration, 9.05%, 2009	13,504	13,697
Small Business Administration, 9.1%, 2009	10,437	10,687
Small Business Administration, 9.25%, 2010	34,989	35,405
Small Business Administration, 9.3%, 2010	75,538	77,174
Small Business Administration, 9.5%, 2010	61,092	62,271
Small Business Administration, 9.65%, 2010	59,169	60,494
Small Business Administration, 9.7%, 2010	44,796	45,624
Small Business Administration, 9.9%, 2008	6,562	6,653
Small Business Administration, 10.05%, 2008 - 2009	3,832	3,894
U.S. Department of Housing & Urban Development, 6.36%, 2016	7,000,000	7,431,718
U.S. Department of Housing & Urban Development, 6.59%, 2016	6,599,000	6,701,093

		$177,765,576

2

MFS Government Securities Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 11/30/07 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Treasury Obligations – 24.2%
U.S. Treasury Bonds, 7.5%, 2016	$11,740,000	$14,798,822
U.S. Treasury Bonds, 4.75%, 2017	12,000,000	12,734,064
U.S. Treasury Bonds, 6.25%, 2023	15,238,000	18,404,639
U.S. Treasury Bonds, 6.875%, 2025	1,307,000	1,693,791
U.S. Treasury Bonds, 6%, 2026	26,483,000	31,574,780
U.S. Treasury Bonds, 5.25%, 2028	1,139,000	1,264,112
U.S. Treasury Bonds, 6.25%, 2030	6,166,000	7,760,491
U.S. Treasury Bonds, 5%, 2037	4,763,000	5,230,369
U.S. Treasury Bonds, STRIPS, 0%, 2021	14,612,000	7,779,575
U.S. Treasury Bonds, STRIPS, 0%, 2027	8,016,000	3,235,338
U.S. Treasury Notes, 5.5%, 2008	16,147,000	16,220,162
U.S. Treasury Notes, 6%, 2009	4,566,000	4,785,383
U.S. Treasury Notes, 6.5%, 2010 (f)	25,197,000	27,013,930
U.S. Treasury Notes, 5.125%, 2011	78,741,000	83,822,235
U.S. Treasury Notes, 3.375%, 2012	41,349,000	41,274,696
U.S. Treasury Notes, 4.25%, 2013	2,114,000	2,193,110
U.S. Treasury Notes, 4%, 2014	19,976,000	20,430,134
U.S. Treasury Notes, TIPS, 3.875%, 2009	10,545,543	10,899,810
U.S. Treasury Notes, TIPS, 2.375%, 2017	13,846,047	14,717,919

		$325,833,360

Total Bonds		$1,323,891,651

Money Market Funds (v) – 1.9%
MFS Institutional Money Market Portfolio, 5%, at Net Asset Value	26,155,347	$26,155,347

Total Investments(k)		$1,350,046,998

Other Assets, Less Liabilities – (0.3)%		(4,213,866)

Net Assets – 100.0%		$1,345,833,132

(f)	All or a portion of the security has been segregated as collateral for an open futures contract.

(k)	As of November 30, 2007, the fund held securities fair valued in accordance with the policies adopted by the Board of Trustees, aggregating $1,315,153,978 and 97.42% of market value. All of these security values were provided by an independent pricing service using an evaluated bid.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $11,708,829 representing 0.9% of net assets.

(v)	Affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

STRIPS	Separate Trading of Registered Interest and Principal of Securities

TIPS	Treasury Inflation Protected Security

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

MFS Government Securities Fund

Supplemental Information (Unaudited) 11/30/07

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$1,327,786,765
Gross unrealized appreciation	25,778,781
Gross unrealized depreciation	(3,518,548)

Net unrealized appreciation (depreciation)	$22,260,233

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) Financial Instruments

Futures contracts outstanding at 11/30/07

Description	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
U.S. Treasury Bond (Short)	144	$16,844,121	Mar-08	$(30,879)
U.S. Treasury Note 5 yr (Long)	175	19,194,558	Mar-08	74,583
U.S. Treasury Note 10 yr (Short)	148	16,762,795	Mar-08	8,732

				$52,436

At November 30, 2007, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(3) Transactions in Underlying Funds - Affliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds:	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	—	377,877,052	(351,721,705)	26,155,347

Underlying Funds:	Realized Gain (Loss)	Capital Gain Distributions from Underlying Funds	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,057,827	$26,155,347

4

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST XIII

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: January 16, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)

Date: January 16, 2008

By (Signature and Title)*	TRACY ATKINSON
Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: January 16, 2008

*	Print name and title of each signing officer under his or her signature.